Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of March 31,
	2023	2024	2024
	HKD	HKD	US$
Accounts receivable	6,787,330	14,557,523	1,860,172
Less: allowance for doubtful accounts	–	–	–
Accounts receivable, net	6,787,330	14,557,523	1,860,172

Schedule of Accounts Receivable, Net of Allowance for Allowance for Doubtful Accounts

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	As of March 31,
	2023	2024	2024
	HKD	HKD	US$
Within 30 days	6,787,330	14,547,396	1,858,878
Within 31 to 60 days	–	10,127	1,294
Total accounts receivable, net	6,787,330	14,557,523	1,860,172